Common Stock Subject to Possible Redemption (Details Narrative) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Common Stock Subject To Possible Redemption
Temporary Equity, Shares Authorized	50,000,000	50,000,000
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Public shares, outstanding	27,600,000	27,600,000